Note 3 -Transactions with Related Parties	9 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
3.	Transactions with Related Parties

The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter or $125 per vessel operating under a bareboat charter and a brokerage commission of 1.25% on freight, hire and demurrage per vessel, effective after an amendment on January 1, 2007 to the Management Agreement. For the nine-month periods ended September 30, 2012 and 2013, total brokerage commissions of 1.25% amounted to $1,094,730 and $1,089,651, respectively, and were included in voyage expenses – related party in the unaudited condensed consolidated statements of income. For the nine-month periods ended September 30, 2012 and 2013, the management fees were $3,207,885 and $3,502,450, respectively. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount of $500 was charged for each additional day. For the nine-month periods ended September 30, 2012 and 2013, the superintendent fees amounted to $153,000 and $121,001, respectively, and are included in vessels’ operating expenses—related party in the unaudited condensed consolidated statements of income.

The Manager also acts as a sales and purchase broker of the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. For the nine-month periods ended September 30, 2012 and 2013, commission fees of $634,479 and $723,500, respectively, were incurred and capitalized to the cost of the vessels. For the nine-month periods ended September 30, 2012 and 2013 the amounts of $192,000 and $0, respectively, were recognized as commission expenses relating to the sale of vessels and are included in the unaudited condensed consolidated statements of income under the caption “Net gain on sale of vessels”.

The Manager has subcontracted the technical management of some of the vessels to three unaffiliated ship-management companies, Selandia Ship Management (“Selandia”), Swan Shipping Corporation (“Swan”) and Bernhard Schulte Ship Management Ltd. (“BSM’) and to one affiliated ship-management company, Brave Maritime Corp. S.A (“Brave”). These companies provide technical management to the Company’s vessels for a fixed annual fee per vessel.

In addition to management services, the Company reimburses the Manager for compensation of its Chief Executive Officer, its Chief Financial Officer, its Internal Auditor and its Deputy Chairman and Executive Director, which reimbursements were in the amounts of $1,220,548 and $868,477 for the nine-month periods ended September 30, 2012 and 2013, respectively, and are included in the unaudited condensed consolidated statements of income under the caption “General and administrative expenses”.

The current account balance with the Manager at December 31, 2012, and at September 30, 2013, was a liability of $7,288,899 and $7,944,631, respectively. The liability represents payments made by the Manager on behalf of the ship-owning companies.

The Company rents office space that is owned by an affiliated company of the Vafias Group. Rental expense for the nine-month periods ended September 30, 2012 and 2013 amounted to $56,994 and $57,834, respectively.

In April 2012, the Company reached time charter agreements for two of the Company's vessels with Emihar Petroleum Inc., an affiliate of the Vafias Group incorporated in the Marshall Islands. Revenue from the related party amounted to $1,891,884 and $7,340,891 for the nine-month periods ended September 30, 2012 and 2013, respectively, and is included in the unaudited condensed consolidated statements of income under the caption “Revenues – related party”. For the vessels’ operating expenses, the Company paid to the Manager amounts of $732,261 and $2,945,315 for the nine-month periods ended September 30, 2012 and 2013, respectively, which are included in the unaudited condensed consolidated statements of income under the caption “Vessels' operating expenses – related party”.

On August 22, 2012, the Company entered into separate memoranda of agreements with an affiliated company to acquire four LPG carriers under construction which are scheduled to be delivered during the year 2015. The aggregate purchase price of these vessels was $96,000,000. As provided by the memorandum of agreements, an advance payment of 20% of the aggregate purchase price was paid on September 28, 2012.